EMPLOYEE BENEFITS (Details) - Schedule of liability for short-term - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of liability for short-term [Abstract]
Profit-sharing and bonuses	[1]	$ 74,802	$ 58,153

[1]	Accounts payables to employees (Note 19 letter b)